Other long-term liabilities - Schedule of Other Long-Term Liabilities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($) Vessel	Dec. 31, 2013 USD ($)
Other Long-Term Liabilities [Line Items]
Refinancing expenses and costs	$ 5,148,000	$ 3,279,000	$ 4,038,000
Weighted average rate of interest, including the margin	4.50%	3.90%
Number of vessels | Vessel	5	2
Carrying value of vessels being funded	$ 547,401,000	$ 315,600,000
Proceeds from sale-leaseback of vessels (note 9(c))	542,000,000	330,000,000
Deferred gain on sale-leasebacks	163,554,000	57,627,000
COSCO Pride - 13100 TEU vessel [Member]
Other Long-Term Liabilities [Line Items]
Financing from lessor	$ 144,185,000
Terms of leases	12 years
Lease payments include an interest component based on three month LIBOR plus margin percentage	2.60%
COSCO Pride - 13100 TEU vessel [Member] | Maximum [Member]
Other Long-Term Liabilities [Line Items]
Outstanding balance at end of lease term	$ 48,000,000
COSCO Faith - 13100 TEU vessel [Member]
Other Long-Term Liabilities [Line Items]
Financing from lessor	$ 109,000,000
Terms of leases	12 years
Lease payments include an interest component based on three month LIBOR plus margin percentage	3.00%
Amount of option to purchase the vessel from the lessor	$ 1
Leases for three 4500 TEU vessels [Member]
Other Long-Term Liabilities [Line Items]
Proceeds from lease financing arrangements in total	$ 150,000,000
Terms of leases	5 years
Leases for five 4500 TEU vessels [Member]
Other Long-Term Liabilities [Line Items]
Terms of leases (in years)	5 years
Amount of cash deposit account		60,000,000
Realized net gain on termination of leases		3,763,000
Refinancing expenses and costs		945,000
Term Loans for One 10000 TEU and four 14000 TEU Vessels [Member]
Other Long-Term Liabilities [Line Items]
Proceeds from sale-leaseback of vessels (note 9(c))	$ 542,000,000
Deferred gain on sale-leasebacks	$ 117,482,000
Sale leaseback transaction term description	Under the lease financing arrangements, the Company sold the vessels to the SPCs and is leasing the vessels back from the SPCs over an initial term of approximately 8.5 or 9.5 years, with an option to purchase the vessels at the end of the lease term for a pre-determined fair value purchase price. If the purchase option is not exercised, the lease terms will be automatically extended for an additional two or 2.5 years
Number of vessels under sales leaseback | Vessel	4
Term Loans for One 10000 TEU and four 14000 TEU Vessels [Member] | Maximum [Member]
Other Long-Term Liabilities [Line Items]
Terms of leases	9 years 6 months
Additional terms of leases	2 years 6 months
Total term lease period	12 years
Term Loans for One 10000 TEU and four 14000 TEU Vessels [Member] | Minimum [Member]
Other Long-Term Liabilities [Line Items]
Terms of leases	8 years 6 months
Additional terms of leases	2 years
Total term lease period	10 years 6 months
One 10000 TEU Newbuilding Vessel [Member]
Other Long-Term Liabilities [Line Items]
Number of vessels under sales leaseback | Vessel	1
Three 14000 TEU Newbuilding Vessels [Member]
Other Long-Term Liabilities [Line Items]
Number of vessels under sales leaseback | Vessel	3
Three 10000 TEU vessels [Member]
Other Long-Term Liabilities [Line Items]
Proceeds from sale-leaseback of vessels (note 9(c))		$ 330,000,000
Additional terms of leases		2 years
Deferred gain on sale-leasebacks		$ 59,055,000
Total term lease period		10 years 6 months
Terms of leases		8 years 6 months